Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Schedule of Fixed Maturity Securities
At December 31, 2022 and 2021, the amortized cost and fair value of fixed maturity securities were as follows:

	Amortized Cost (1)	Gross Unrealized Gains	Gross Unrealized Losses (2)	Allowance for Credit Losses	Fair Value
	(Dollars in thousands)
December 31, 2022
Fixed maturity securities, available for sale:
U.S. Government and agencies	$173,638	$70	$(4,637)	$—	$169,071
States, municipalities and territories	4,356,251	41,565	(574,834)	—	3,822,982
Foreign corporate securities and foreign governments	748,770	11,661	(83,579)	—	676,852
Corporate securities	27,706,440	146,065	(3,687,370)	(3,214)	24,161,921
Residential mortgage backed securities	1,492,242	11,870	(126,368)	(133)	1,377,611
Commercial mortgage backed securities	4,098,755	493	(411,770)	—	3,687,478
Other asset backed securities	6,289,923	14,068	(395,289)	—	5,908,702
	$44,866,019	$225,792	$(5,283,847)	$(3,347)	$39,804,617

December 31, 2021
Fixed maturity securities, available for sale:
U.S. Government and agencies	$1,046,029	$32,841	$(124)	$—	$1,078,746
States, municipalities and territories	3,495,563	437,456	(3,042)	(2,776)	3,927,201
Foreign corporate securities and foreign governments	380,646	22,742	(843)	—	402,545
Corporate securities	31,084,629	3,614,047	(38,442)	—	34,660,234
Residential mortgage backed securities	1,056,778	70,434	(2,093)	(70)	1,125,049
Commercial mortgage backed securities	4,708,878	149,152	(17,719)	—	4,840,311
Other asset backed securities	5,226,660	95,304	(50,107)	—	5,271,857
	$46,999,183	$4,421,976	$(112,370)	$(2,846)	$51,305,943
(1)Amortized cost excludes accrued interest receivable of $425.4 million and $400.7 million as of December 31, 2022 and 2021, respectively.
(2)Gross unrealized losses are net of allowance for credit losses.
Schedule of Fixed Maturity Securities by Contractual Maturity Date
The amortized cost and fair value of fixed maturity securities at December 31, 2022, by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. All of our mortgage and other asset backed securities provide for periodic payments throughout their lives and are shown below as separate lines.

	Available for sale
	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$1,184,147	$1,180,124
Due after one year through five years	5,641,072	5,406,059
Due after five years through ten years	6,254,569	5,672,730
Due after ten years through twenty years	9,853,998	8,817,815
Due after twenty years	10,051,313	7,754,098
	32,985,099	28,830,826
Residential mortgage backed securities	1,492,242	1,377,611
Commercial mortgage backed securities	4,098,755	3,687,478
Other asset backed securities	6,289,923	5,908,702
	$44,866,019	$39,804,617

Net Unrealized Gains (Losses) on Available For Sale Fixed Maturity Securities Reported as Separate Component of Stockholders' Equity
Net unrealized gains (losses) on available for sale fixed maturity securities reported as a separate component of stockholders' equity were comprised of the following:

	December 31,
	2022	2021
	(Dollars in thousands)
Net unrealized gains (losses) on available for sale fixed maturity securities	$(5,065,422)	$4,309,606
Deferred income tax valuation allowance reversal	22,534	22,534
Deferred income tax expense	1,063,441	(905,047)
Net unrealized gains (losses) reported as accumulated other comprehensive income (loss)	$(3,979,447)	$3,427,093

Schedule of Credit Quality of Fixed Maturity Security Portfolio by NAIC Designation
The following table summarizes the credit quality, as determined by NAIC designation, of our fixed maturity portfolio as of the dates indicated:

	December 31,
	2022		2021
NAIC Designation	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(Dollars in thousands)
1	$27,061,903	$24,211,086	$26,157,531	$28,785,839
2	17,023,157	14,944,131	19,758,594	21,396,020
3	595,193	510,392	909,311	941,210
4	109,409	91,495	133,070	147,160
5	61,721	36,738	16,496	15,357
6	14,636	10,775	24,181	20,357
	$44,866,019	$39,804,617	$46,999,183	$51,305,943

Schedule of Gross Unrealized Losses on Investments, By Category and Length of Time
The following table shows our investments' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities (consisting of 4,510 and 1,427 securities, respectively) have been in a continuous unrealized loss position, at December 31, 2022 and 2021:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses (1)	Fair Value	Unrealized Losses (1)	Fair Value	Unrealized Losses (1)
	(Dollars in thousands)
December 31, 2022
Fixed maturity securities, available for sale:
U.S. Government and agencies	$160,201	$(4,512)	$908	$(125)	$161,109	$(4,637)
States, municipalities and territories	2,595,122	(537,313)	95,184	(37,521)	2,690,306	(574,834)
Foreign corporate securities and foreign governments	522,826	(76,957)	21,816	(6,622)	544,642	(83,579)
Corporate securities	18,784,181	(3,218,323)	1,411,177	(469,047)	20,195,358	(3,687,370)
Residential mortgage backed securities	992,783	(101,100)	116,388	(25,268)	1,109,171	(126,368)
Commercial mortgage backed securities	2,941,293	(302,513)	651,923	(109,257)	3,593,216	(411,770)
Other asset backed securities	2,561,390	(162,821)	1,924,026	(232,468)	4,485,416	(395,289)
	$28,557,796	$(4,403,539)	$4,221,422	$(880,308)	$32,779,218	$(5,283,847)

December 31, 2021
Fixed maturity securities, available for sale:
U.S. Government and agencies	$760,977	$(124)	$—	$—	$760,977	$(124)
States, municipalities and territories	168,942	(2,468)	15,711	(3,350)	184,653	(5,818)
Foreign corporate securities and foreign governments	42,861	(843)	—	—	42,861	(843)
Corporate securities	2,375,603	(30,070)	116,819	(8,372)	2,492,422	(38,442)
Residential mortgage backed securities	250,964	(1,408)	26,917	(755)	277,881	(2,163)
Commercial mortgage backed securities	784,464	(5,500)	142,224	(12,219)	926,688	(17,719)
Other asset backed securities	1,351,324	(11,345)	1,771,182	(38,762)	3,122,506	(50,107)
	$5,735,135	$(51,758)	$2,072,853	$(63,458)	$7,807,988	$(115,216)
(1)Unrealized losses have not been reduced to reflect the allowance for credit losses of $3.3 million and $2.8 million as of December 31, 2022 and 2021, respectively.
Schedule of Changes in Net Unrealized Gains/Losses on Investments
Changes in net unrealized gains/losses on investments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Fixed maturity securities available for sale carried at fair value	$(9,375,028)	$(987,434)	$1,955,496

Adjustment for effect on other balance sheet accounts:
Deferred policy acquisition costs, deferred sales inducements and policy benefit reserves	—	—	(880,517)
Deferred income tax asset/liability	1,968,488	207,361	(225,746)
	1,968,488	207,361	(1,106,263)
Change in net unrealized gains/losses on investments carried at fair value	$(7,406,540)	$(780,073)	$849,233

Components of Net Investment Income
Components of net investment income are as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Fixed maturity securities	$1,849,915	$1,772,675	$2,035,762
Real estate investments	40,243	14,138	—
Mortgage loans on real estate	301,118	215,138	170,749
Cash and cash equivalents	24,985	3,385	4,871
Limited partnerships and limited liability companies	188,131	67,157	(12,204)
Other investments	49,537	29,399	15,372
	2,453,929	2,101,892	2,214,550
Less: investment expenses	(146,466)	(64,417)	(32,472)
Net investment income	$2,307,463	$2,037,475	$2,182,078

Net Realized Gains (Losses) on Investments
Net realized losses on investments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Fixed maturity securities, available for sale:
Gross realized gains	$139,819	$10,167	$305,170
Gross realized losses	(153,712)	(19,140)	(276,847)
Net credit loss (provision) release	(15,536)	(6,241)	(94,560)
	(29,429)	(15,214)	(66,237)
Mortgage loans on real estate:
Decrease (increase) in allowance for credit losses	(15,126)	7,005	(15,447)
Recovery of specific allowance	1,677	—	712
Gain (loss) on sale of mortgage loans	(4,970)	(5,033)	292
	(18,419)	1,972	(14,443)
Total net realized losses	$(47,848)	$(13,242)	$(80,680)

Non-Income Producing Investments
The following table summarizes the carrying value of our investments that have been non-income producing for 12 consecutive months:

	December 31,
	2022	2021
	(Dollars in thousands)
Fixed maturity securities, available for sale	$10,708	$4,118
Mortgage loans on real estate	1,483	—
	$12,191	$4,118

Rollforward of Allowance for Credit Loss
The following table provides a rollforward of the allowance for credit loss:

	Year Ended December 31, 2022
	States, Municipalities and Territories	Corporate Securities	Residential Mortgage Backed Securities	Total
	(Dollars in thousands)
Beginning balance	$2,776	$—	$70	$2,846
Additions for credit losses not previously recorded	—	3,825	1,070	4,895
Change in allowance on securities with previous allowance	(2,776)	(611)	(579)	(3,966)
Reduction for securities with credit losses due to intent to sell	—	—	—	—
Reduction for securities sold during the period	—	—	(428)	(428)
Write-offs charged against the allowance	—	—	—	—
Recoveries of amounts previously written off	—	—	—	—
Ending balance	$—	$3,214	$133	$3,347

	Year Ended December 31, 2021
	States, Municipalities and Territories	Corporate Securities	Residential Mortgage Backed Securities	Total
	(Dollars in thousands)
Beginning balance	$2,844	$60,193	$1,734	$64,771
Additions for credit losses not previously recorded	—	705	407	1,112
Change in allowance on securities with previous allowance	(68)	443	(857)	(482)
Reduction for securities with credit losses due to intent to sell	—	(209)	—	(209)
Reduction for securities sold during the period	—	(50,758)	—	(50,758)
Write-offs charged against the allowance	—	(10,032)	—	(10,032)
Recoveries of amounts previously written off	—	(342)	(1,214)	(1,556)
Ending balance	$2,776	$—	$70	$2,846